Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments

NOTE 3 – INVESTMENTS

The Company received 57,000 shares of common stock in Tagged, Inc. as part of payment in connection with a license agreement. The par value per share is $.0001. If on liquidation date (i.e. public offering or change of control), the grant value of the stock is less than $250 thousand (“grant value” or “floor value”), Tagged will pay the Company the difference between the $250 thousand floor value and the grant value. The investment is carried at cost.

NOTE 4 – INVESTMENTS

The Company received 57,000 shares of common stock in Tagged, Inc. as part of payment in connection with a license agreement. The par value per share is $.0001. If on liquidation date (i.e. public offering or change of control), the grant value of the stock is less than $250 thousand (“grant value” or “floor value”), Tagged will pay the Company the difference between the $250 thousand floor value and the grant value. The investment is carried at cost.